Organization and Business - Schedule of Information of One and One Cayman’s Consolidated Subsidiary (Details)	6 Months Ended
Jun. 30, 2026
One and one HK [Member]
Schedule of Information of One and One Cayman's Consolidated Subsidiary [Line Items]
Date of incorporation	May 29, 2024
Ownership	100.00%
Place of incorporation	Hong Kong, SAR
Principle business activities	Investment Holding
Yoda Metal [Member]
Schedule of Information of One and One Cayman's Consolidated Subsidiary [Line Items]
Date of incorporation	Mar. 20, 2014
Place of incorporation	Republic of the Philippines
Principle business activities	Manufacturing and trading
Ownership	Contractual Arrangement
DL Metal [Member]
Schedule of Information of One and One Cayman's Consolidated Subsidiary [Line Items]
Date of incorporation	Mar. 03, 2022
Place of incorporation	Republic of the Philippines
Principle business activities	Manufacturing and trading
Ownership	Contractual Arrangement